Victory Acquisition - Acquisition Details (Details) - Victory - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2017	Jun. 01, 2015	Dec. 31, 2017
Merger
Percentage of interest acquired in acquisition transaction		100.00%
Total consideration, net of cash acquired		$ 615.0
Working capital adjustments		$ 2.0
Contingent consideration if certain performance criteria are satisfied	$ 20.7		$ 20.7
Threshold period from closing of sale for potential additional contingent consideration	30 months		30 months
Increase (decrease) in fair value of assets acquired and liabilities assumed			$ 0.0